Mobile Financial Services activities - Derivatives (Details) - Operating segments [member] € in Millions	Dec. 31, 2020 EUR (€)
Fair value hedges [member] | Portfolio of OATi
Disclosure of detailed information about hedges [line items]
Initial nominal value	€ 20
Fair value of derivative designated as hedging instrument	(5)
Orange Bank, operating segment [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	202
Orange Bank, operating segment [member] | Housing loans and consumer loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	502
Orange Bank, operating segment [member] | Fungible treasury Bonds [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	10
Orange Bank, operating segment [member] | Fungible treasury Bonds [member] | Later than five years [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative not designated as hedging instrument	(1)
Orange Bank, operating segment [member] | Negotiable Debt
Disclosure of detailed information about hedges [line items]
Initial nominal value	10
Fair value of derivative not designated as hedging instrument	(1)
Orange Bank, operating segment [member] | Trading swaps [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	28
Orange Bank, operating segment [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	5
Fair value of derivative designated as hedging instrument	(1)
Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans and consumer loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	(16)
Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	14
Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	14
Orange Bank, operating segment [member] | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Later than five years [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	474
Orange Bank, operating segment [member] | Fair value hedges [member] | French inflation-indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	210
Fair value of derivative designated as hedging instrument	(47)
Orange Bank, operating segment [member] | Fair value hedges [member] | Fungible treasury Bonds [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	182
Orange Bank, operating segment [member] | Fair value hedges [member] | Fungible treasury Bonds [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	32
Orange Bank, operating segment [member] | Fair value hedges [member] | European inflation-indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	(6)
Orange Bank, operating segment [member] | Fair value hedges [member] | European inflation-indexed fungible treasury bonds [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	50
Orange Bank, operating segment [member] | Fair value hedges [member] | Trading swaps [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	18
Orange Bank, operating segment [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	242
Fair value of derivative designated as hedging instrument	0
Orange Bank, operating segment [member] | Cash flow hedges [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	94
Orange Bank, operating segment [member] | Cash flow hedges [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	€ 148